Collateralized accounts receivable and recourse and non-recourse debt	12 Months Ended
Dec. 31, 2017
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Collateralized accounts receivable and recourse and non-recourse debt
10.	Collateralized accounts receivable and recourse and non-recourse debt

Refers to structured transactions in which the amount receivable comprises financial inflows to be received over time and residual values of aircraft under specified return conditions to be received at the end of the contract. The residual value of aircraft is monitored with the objective of recognizing its fair value in the accounts. These structured transactions (Note 2.2.10) were financed by a third party and the amounts were recognized as recourse and non-recourse debt.

The cash inflow of certain structured transactions was sold to third parties, to whom financial guarantees were granted. In such cases the Company maintained the cash inflow in collateralized accounts receivable and recognized the corresponding liabilities in recourse and non-recourse debt.

10.1.	Collateralized accounts receivable

	12.31.2017	12.31.2016
Estimated residual value of leased assets	215.6	222.6
Minimum lease payments receivable	127.6	125.6
Guaranteed operation (cash inflow)	42.7	52.7
Impairment (i)	(97.2)	(77.6)

Investment in sales-type lease	288.7	323.3

Current portion	185.6	142.8
Non-current portion	103.1	180.5

(i)	The amount recognized relates to the devaluation of assets linked to structured financing (Note 2.2.10).

At December 31, 2017, the maturities of the amounts classified as non-current assets are as follows:

Year
2019	26.4
2020	42.5
2021	24.5
2022	4.0
Thereafter 2022	5.7

103.1

10.2.	Recourse and non-recourse debt

	12.31.2017	12.31.2016
Recourse debt	347.0	352.8
Non-recourse debt	17.1	21.1

	364.1	373.9

Current portion	17.6	22.9
Non-current portion	346.5	351.0

At December 31, 2017, the maturities of the amounts classified as non-current liabilities were as follows:

Year
2019	328.9
2020	3.8
2021	4.1
2022	4.0
Thereafter 2022	5.7

346.5